Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(719,642)	(723,668)
Shares still expected to vest (in shares)	1,573,187	1,112,771
2023 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	818,842
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(101,108)
Total before issuances (in shares)	717,734
Shares issued (in shares)	(31,124)	0	0	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	686,610
Estimated cost over the vesting period | $	$ 11,000
2023 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	2,375,143
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(51,309)
Total before issuances (in shares)	2,323,834
Shares issued (in shares)	(354,331)	0	0	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	1,969,503
Estimated cost over the vesting period | $	$ 42,000
2022 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	306,641
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	83,926
Revision for forfeitures (in shares)	(52,623)
Total before issuances (in shares)	337,944
Shares issued (in shares)	(29,885)	0	0	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	308,059
Estimated cost over the vesting period | $	$ 6,000
2022 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	865,862
Additional shares granted (in shares)	47,588
Number of shares for rights offering, in share-based payment arrangement (in shares)	227,947
Revision for forfeitures (in shares)	(54,595)
Total before issuances (in shares)	1,086,802
Shares issued (in shares)	(476,256)	(13,957)	0	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	596,589
Estimated cost over the vesting period | $	$ 20,000
2021 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	451,363
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	115,575
Revision for forfeitures (in shares)	(63,624)
Total before issuances (in shares)	503,314
Shares issued (in shares)	(120,419)	(2,071)	(1,121)	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	379,703
Estimated cost over the vesting period | $	$ 18,000
2021 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	536,890
Additional shares granted (in shares)	5,824
Number of shares for rights offering, in share-based payment arrangement (in shares)	93,375
Revision for forfeitures (in shares)	(45,747)
Total before issuances (in shares)	590,342
Shares issued (in shares)	(234,157)	(160,596)	(5,760)	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	189,829
Estimated cost over the vesting period | $	$ 19,000
2020 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	341,897
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	20,862
Revision for forfeitures (in shares)	0
Total before issuances (in shares)	362,759
Shares issued (in shares)	0	0	0	0
Performance conditions (in shares)	(362,759)
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0
2020 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	370,131
Additional shares granted (in shares)	5,928
Number of shares for rights offering, in share-based payment arrangement (in shares)	32,526
Revision for forfeitures (in shares)	(41,791)
Total before issuances (in shares)	366,794
Shares issued (in shares)	(149,208)	(100,362)	(113,653)	(3,571)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0